Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase	$ 657,931
Adjustment from contract value to fair value for fully benefit-responsive investment contracts 2025	(18,003)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts 2024	32,459
Net increase in net assets available for benefits, per the Form 5500	$ 672,387